LONG-TERM DEBT	12 Months Ended
Dec. 31, 2011
LONG-TERM DEBT
NOTE 15.    LONG-TERM DEBT
The components of our long-term debt are as follows:

	December 31, 2011	December 31, 2010
	(in thousands)
6.75% Senior Notes due 2021	$475,000	$—
8.375% Senior Notes due 2014	3,573	425,000
Senior Secured Credit Facility revolving loans due 2016	295,000	—
Capital lease obligations	2,096	6,100
Total debt	$775,669	$431,100
Less current portion	(1,694)	(3,979)
Total long-term debt and capital leases	$773,975	$427,121

8.375% Senior Notes due 2014
On November 29, 2007, we issued $425.0 million aggregate principal amount of 8.375% Senior Notes due 2014 (the “2014 Notes”). On March 4, 2011, we repurchased $421.3 million aggregate principal amount of our 2014 Notes at a purchase price of $1,090 per $1,000 principal amount. On March 15, 2011, we repurchased an additional $0.1 million aggregate principal amount at a purchase price of $1,060 per $1,000 principal amount. In connection with the repurchase of the 2014 Notes, we incurred a loss of $44.3 million on the early extinguishment of debt related to the premium paid on the tender, the payment of related fees and the write-off of unamortized loan fees. Interest on the remaining $3.6 million aggregate principal amount of 2014 Notes outstanding is payable on June 1 and December 1 of each year.
6.75% Senior Notes due 2021
On March 4, 2011, we issued $475.0 million aggregate principal amount of 6.75% Senior Notes due 2021 (the “2021 Notes”). Net proceeds, after deducting underwriters’ fees and offering expenses, were $466.0 million. We used the net proceeds to repurchase the 2014 Notes as described above, including accrued and unpaid interest, fees and expenses. We capitalized $10.2 million of financing costs associated with the issuance of the 2021 Notes that will be amortized over the term of the notes.
The 2021 Notes are general unsecured senior obligations and are subordinate to all of our existing and future secured indebtedness. The 2021 Notes are or will be jointly and severally guaranteed on a senior unsecured basis by certain of our existing and future domestic subsidiaries. Interest on the 2021 Notes is payable on March 1 and September 1 of each year, beginning on September 1, 2011. The 2021 Notes mature on March 1, 2021.
On or after March 1, 2016, the 2021 Notes will be subject to redemption at any time and from time to time at our option, in whole or in part, at the redemption prices below (expressed as percentages of the principal amount redeemed), plus accrued and unpaid interest to the applicable redemption date, if redeemed during the twelve-month period beginning on March 1 of the years indicated below:

Year	Percentage
2016	103.375%
2017	102.250%
2018	101.125%
2019 and thereafter	100.000%

At any time and from time to time before March 1, 2014, we may on any one or more occasions redeem up to 35% of the aggregate principal amount of the outstanding 2021 Notes at a redemption price of 106.750% of the principal amount, plus accrued and unpaid interest to the redemption date, with the net cash proceeds from any one or more equity offerings provided that (i) at least 65% of the aggregate principal amount of the 2021 Notes remains outstanding immediately after each such redemption and (ii) each such redemption shall occur within 180 days of the date of the closing of such equity offering.
In addition, at any time and from time to time prior to March 1, 2016, we may, at our option, redeem all or a portion of the 2021 Notes at a redemption price equal to 100% of the principal amount plus a premium with respect to the 2021 Notes plus accrued and unpaid interest to the redemption date. If we experience a change of control, subject to certain exceptions, we must give holders of the 2021 Notes the opportunity to sell to us their 2021 Notes, in whole or in part, at a purchase price equal to 101% of the aggregate principal amount, plus accrued and unpaid interest to the date of purchase.
We are subject to certain negative covenants under the indenture governing the 2021 Notes (the “Indenture”). The Indenture limits our ability to, among other things:

•	incur additional indebtedness and issue preferred equity interests;

•	pay dividends or make other distributions or repurchase or redeem equity interests;

•	make loans and investments;

•	enter into sale and leaseback transactions;

•	sell, transfer or otherwise convey assets;

•	create liens;

•	enter into transactions with affiliates;

•	enter into agreements restricting subsidiaries’ ability to pay dividends;

•	designate future subsidiaries as unrestricted subsidiaries; and

•	consolidate, merge or sell all or substantially all of the applicable entities’ assets.
These covenants are subject to certain exceptions and qualifications, and contain cross-default provisions relating to the covenants of our 2011 Credit Facility discussed below. Substantially all of the covenants will terminate before the 2021 Notes mature if one of two specified ratings agencies assigns the 2021 Notes an investment grade rating in the future and no events of default exist under the Indenture. As of December 31, 2011, the 2021 Notes were below investment grade. Any covenants that cease to apply to us as a result of achieving an investment grade rating will not be restored, even if the credit rating assigned to the 2021 Notes later falls below investment grade. We were in compliance with these covenants at December 31, 2011.
Senior Secured Credit Facility
On March 31, 2011, we simultaneously terminated (without pre-payment penalty) our $300 million credit agreement dated November 29, 2007, as amended, which was to mature no later than November 29, 2012, and entered into a new credit agreement (the “2011 Credit Facility”) with several lenders and JPMorgan Chase Bank, N.A., as Administrative Agent and Swing Line Lender, Bank of America, N.A., as Syndication Agent, and Capital One, N.A. and Wells Fargo Bank, N.A., as Co-Documentation Agents. The 2011 Credit Facility consists of a revolving credit facility, letter of credit sub-facility and swing line facility, all of which will mature no later than March 31, 2016. In connection with the termination of our previous credit agreement, we incurred a loss of $2.2 million on early extinguishment of debt related to the write-off of the unamortized portion of deferred financing costs.
On July 27, 2011, we entered into the First Amendment to the 2011 Credit Facility (the “Amendment”) with several lenders and JPMorgan Chase Bank, N.A., as Administrative Agent, Bank of America, N.A., as Syndication Agent, and Capital One, N.A., Wells Fargo Bank, N.A., Credit Agricole Corporate and Investment Bank and DnB NOR Bank ASA, as Co-Documentation Agents. The Amendment, which is effective as of July 27, 2011, amends certain provisions of our 2011 Credit Facility. Among other changes, the Amendment increased the total commitments by the lenders under the 2011 Credit Facility from $400.0 million to $550.0 million, effected by an increase in the commitments of certain existing lenders under the facility and the addition of certain new lenders. The Amendment also modifies the 2011 Credit Facility by increasing, from $500.0 million to $650.0 million, the maximum aggregate amount of commitments permitted under the 2011 Credit Facility pursuant to our option to increase commitments by the lenders. The amended 2011 Credit Facility and the obligations thereunder are secured by substantially all of our assets and those of our subsidiary guarantors and are guaranteed by certain of our existing and future domestic subsidiaries.
We capitalized $4.9 million of financing costs in connection with the execution of the 2011 Credit Facility and an additional $1.4 million related to the Amendment that will be amortized over the term of the debt.
The interest rate per annum applicable to the amended 2011 Credit Facility is, at our option, (i) adjusted LIBOR plus the applicable margin or (ii) the higher of (x) JPMorgan’s prime rate, (y) the Federal Funds rate plus 0.5% and (z) one-month adjusted LIBOR plus 1.0%, plus in each case the applicable margin for all other loans. The applicable margin for LIBOR loans ranges from 225 to 300 basis points, and the applicable margin for all other loans ranges from 125 to 200 basis points, depending upon our consolidated total leverage ratio as defined in the 2011 Credit Facility. Unused commitment fees on the facility equal 0.50%.
The amended 2011 Credit Facility contains certain financial covenants, which, among other things, limit our annual capital expenditures, restrict our ability to repurchase shares and require us to maintain certain financial ratios. The financial ratios require that:

•	our ratio of consolidated funded indebtedness to total capitalization be no greater than the percentages specified below;

Fiscal Quarter Ending	Ratio
December 31, 2011 through March 31, 2012	50%
June 30, 2012 through September 30, 2012	47.5%
December 31, 2012 and thereafter	45%

•
our senior secured leverage ratio of senior secured funded debt to trailing four quarters of earnings before interest, taxes, depreciation and amortization (as calculated pursuant to the terms of the 2011 Credit Facility, “EBITDA”) be no greater than 2.00 to 1.00;

•	we maintain a collateral coverage ratio, the ratio of the aggregate book value of the collateral to the amount of the total commitments, as of the last day of any fiscal quarter of at least:

Fiscal Quarter Ending	Ratio
December 31, 2011 through June 30, 2012	1.85 to 1.00
September 30, 2012 and thereafter	2.00 to 1.00

•	we maintain a consolidated interest coverage ratio of trailing four quarters EBITDA to interest expense of at least 3.00 to 1.00; and

•	we limit our capital expenditures and investments in foreign subsidiaries to $250.0 million per fiscal year, if the consolidated total leverage ratio exceeds 3.00 to 1.00.
In addition, the amended 2011 Credit Facility contains certain affirmative and negative covenants, including, without limitation, restrictions on (i) liens; (ii) debt, guarantees and other contingent obligations; (iii) mergers and consolidations; (iv) sales, transfers and other dispositions of property or assets; (v) loans, acquisitions, joint ventures and other investments (with acquisitions permitted so long as, after giving pro forma effect thereto, no default or event of default exists under the 2011 Credit Facility, the pro forma consolidated total leverage ratio does not exceed 4.00 to 1.00, we are in compliance with other financial covenants and we have at least $25.0 million of availability under the 2011 Credit Facility); (vi) dividends and other distributions to, and redemptions and repurchases from, equityholders; (vii) making investments, loans or advances; (viii) selling properties; (ix) prepaying, redeeming or repurchasing subordinated (contractually or structurally) debt; (x) engaging in transactions with affiliates; (xi) entering into hedging arrangements; (xii) entering into sale and leaseback transactions; (xiii) granting negative pledges other than to the lenders; (xiv) changes in the nature of business; (xv) amending organizational documents; and (xvi) changes in accounting policies or reporting practices; in each of the foregoing cases, with certain exceptions.
We were in compliance with these covenants at December 31, 2011. We may prepay the amended 2011 Credit Facility in whole or in part at any time without premium or penalty, subject to certain reimbursements to the lenders for breakage and redeployment costs. As of December 31, 2011, we had borrowings of $295.0 million under the revolving credit facility and $64.3 million of letters of credit outstanding, leaving $190.7 million of available borrowing capacity under the amended 2011 Credit Facility. The weighted average interest rate on the outstanding borrowings under the amended 2011 Credit Facility was 2.78% for the year ended December 31, 2011.
Long-Term Debt Principal Repayment and Interest Expense
Presented below is a schedule of the repayment requirements of long-term debt for each of the next five years and thereafter as of December 31, 2011:

Principal Amount of Long-Term Debt
(in thousands)
2012	$—
2013	—
2014	3,573
2015	—
2016	295,000
Thereafter	475,000
Total long-term debt	$773,573

Presented below is a schedule of our estimated minimum lease payments on our capital lease obligations for the next five years and thereafter as of December 31, 2011:

Capital Lease Obligation Minimum Lease Payments
(in thousands)
2012	$1,824
2013	459
2014	—
2015	—
2016	—
Thereafter	—
Total minimum lease payments	2,283
Less: executory costs	(167)
Net minimum lease payments	2,116
Less: amounts representing interest	(20)
Present value of minimum lease payments	$2,096

Interest expense for the years ended December 31, 2011, 2010 and 2009 consisted of the following:

	Year Ended December 31,
	2011	2010	2009
	(in thousands)
Cash payments	$32,204	$39,893	$41,586
Commitment and agency fees paid	1,456	1,151	825
Amortization of discount	—	15	113
Amortization of deferred financing costs	2,150	2,615	2,070
Net change in accrued interest	6,774	1,083	(1,354)
Capitalized interest	(1,735)	(3,517)	(3,999)
Net interest expense	$40,849	$41,240	$39,241

As of December 31, 2011, 2010 and 2009, the weighted average interest rate of our variable rate debt was 2.72%, 1.78% and 3.24%, respectively.
Deferred Financing Costs
A summary of deferred financing costs including cost capitalized, amortized, and written off in the determination of the loss on extinguishment of debt for the years ended December 31, 2011 and 2010 are presented in the table below (in thousands):

Balance at December 31, 2009	$10,421
Amortization	(2,615)
Balance at December 31, 2010	7,806
Capitalized costs	16,485
Amortization	(2,150)
Loss on extinguishment	(7,370)
Balance at December 31, 2011	$14,771
NOTE 15.    LONG-TERM DEBT
The components of our long-term debt are as follows:

	December 31, 2011	December 31, 2010
	(in thousands)
6.75% Senior Notes due 2021	$475,000	$—
8.375% Senior Notes due 2014	3,573	425,000
Senior Secured Credit Facility revolving loans due 2016	295,000	—
Capital lease obligations	2,096	6,100
Total debt	$775,669	$431,100
Less current portion	(1,694)	(3,979)
Total long-term debt and capital leases	$773,975	$427,121

8.375% Senior Notes due 2014
On November 29, 2007, we issued $425.0 million aggregate principal amount of 8.375% Senior Notes due 2014 (the “2014 Notes”). On March 4, 2011, we repurchased $421.3 million aggregate principal amount of our 2014 Notes at a purchase price of $1,090 per $1,000 principal amount. On March 15, 2011, we repurchased an additional $0.1 million aggregate principal amount at a purchase price of $1,060 per $1,000 principal amount. In connection with the repurchase of the 2014 Notes, we incurred a loss of $44.3 million on the early extinguishment of debt related to the premium paid on the tender, the payment of related fees and the write-off of unamortized loan fees. Interest on the remaining $3.6 million aggregate principal amount of 2014 Notes outstanding is payable on June 1 and December 1 of each year.
6.75% Senior Notes due 2021
On March 4, 2011, we issued $475.0 million aggregate principal amount of 6.75% Senior Notes due 2021 (the “2021 Notes”). Net proceeds, after deducting underwriters’ fees and offering expenses, were $466.0 million. We used the net proceeds to repurchase the 2014 Notes as described above, including accrued and unpaid interest, fees and expenses. We capitalized $10.2 million of financing costs associated with the issuance of the 2021 Notes that will be amortized over the term of the notes.
The 2021 Notes are general unsecured senior obligations and are subordinate to all of our existing and future secured indebtedness. The 2021 Notes are or will be jointly and severally guaranteed on a senior unsecured basis by certain of our existing and future domestic subsidiaries. Interest on the 2021 Notes is payable on March 1 and September 1 of each year, beginning on September 1, 2011. The 2021 Notes mature on March 1, 2021.
On or after March 1, 2016, the 2021 Notes will be subject to redemption at any time and from time to time at our option, in whole or in part, at the redemption prices below (expressed as percentages of the principal amount redeemed), plus accrued and unpaid interest to the applicable redemption date, if redeemed during the twelve-month period beginning on March 1 of the years indicated below:

Year	Percentage
2016	103.375%
2017	102.250%
2018	101.125%
2019 and thereafter	100.000%

At any time and from time to time before March 1, 2014, we may on any one or more occasions redeem up to 35% of the aggregate principal amount of the outstanding 2021 Notes at a redemption price of 106.750% of the principal amount, plus accrued and unpaid interest to the redemption date, with the net cash proceeds from any one or more equity offerings provided that (i) at least 65% of the aggregate principal amount of the 2021 Notes remains outstanding immediately after each such redemption and (ii) each such redemption shall occur within 180 days of the date of the closing of such equity offering.
In addition, at any time and from time to time prior to March 1, 2016, we may, at our option, redeem all or a portion of the 2021 Notes at a redemption price equal to 100% of the principal amount plus a premium with respect to the 2021 Notes plus accrued and unpaid interest to the redemption date. If we experience a change of control, subject to certain exceptions, we must give holders of the 2021 Notes the opportunity to sell to us their 2021 Notes, in whole or in part, at a purchase price equal to 101% of the aggregate principal amount, plus accrued and unpaid interest to the date of purchase.
We are subject to certain negative covenants under the indenture governing the 2021 Notes (the “Indenture”). The Indenture limits our ability to, among other things:

•	incur additional indebtedness and issue preferred equity interests;

•	pay dividends or make other distributions or repurchase or redeem equity interests;

•	make loans and investments;

•	enter into sale and leaseback transactions;

•	sell, transfer or otherwise convey assets;

•	create liens;

•	enter into transactions with affiliates;

•	enter into agreements restricting subsidiaries’ ability to pay dividends;

•	designate future subsidiaries as unrestricted subsidiaries; and

•	consolidate, merge or sell all or substantially all of the applicable entities’ assets.
These covenants are subject to certain exceptions and qualifications, and contain cross-default provisions relating to the covenants of our 2011 Credit Facility discussed below. Substantially all of the covenants will terminate before the 2021 Notes mature if one of two specified ratings agencies assigns the 2021 Notes an investment grade rating in the future and no events of default exist under the Indenture. As of December 31, 2011, the 2021 Notes were below investment grade. Any covenants that cease to apply to us as a result of achieving an investment grade rating will not be restored, even if the credit rating assigned to the 2021 Notes later falls below investment grade. We were in compliance with these covenants at December 31, 2011.
Senior Secured Credit Facility
On March 31, 2011, we simultaneously terminated (without pre-payment penalty) our $300 million credit agreement dated November 29, 2007, as amended, which was to mature no later than November 29, 2012, and entered into a new credit agreement (the “2011 Credit Facility”) with several lenders and JPMorgan Chase Bank, N.A., as Administrative Agent and Swing Line Lender, Bank of America, N.A., as Syndication Agent, and Capital One, N.A. and Wells Fargo Bank, N.A., as Co-Documentation Agents. The 2011 Credit Facility consists of a revolving credit facility, letter of credit sub-facility and swing line facility, all of which will mature no later than March 31, 2016. In connection with the termination of our previous credit agreement, we incurred a loss of $2.2 million on early extinguishment of debt related to the write-off of the unamortized portion of deferred financing costs.
On July 27, 2011, we entered into the First Amendment to the 2011 Credit Facility (the “Amendment”) with several lenders and JPMorgan Chase Bank, N.A., as Administrative Agent, Bank of America, N.A., as Syndication Agent, and Capital One, N.A., Wells Fargo Bank, N.A., Credit Agricole Corporate and Investment Bank and DnB NOR Bank ASA, as Co-Documentation Agents. The Amendment, which is effective as of July 27, 2011, amends certain provisions of our 2011 Credit Facility. Among other changes, the Amendment increased the total commitments by the lenders under the 2011 Credit Facility from $400.0 million to $550.0 million, effected by an increase in the commitments of certain existing lenders under the facility and the addition of certain new lenders. The Amendment also modifies the 2011 Credit Facility by increasing, from $500.0 million to $650.0 million, the maximum aggregate amount of commitments permitted under the 2011 Credit Facility pursuant to our option to increase commitments by the lenders. The amended 2011 Credit Facility and the obligations thereunder are secured by substantially all of our assets and those of our subsidiary guarantors and are guaranteed by certain of our existing and future domestic subsidiaries.
We capitalized $4.9 million of financing costs in connection with the execution of the 2011 Credit Facility and an additional $1.4 million related to the Amendment that will be amortized over the term of the debt.
The interest rate per annum applicable to the amended 2011 Credit Facility is, at our option, (i) adjusted LIBOR plus the applicable margin or (ii) the higher of (x) JPMorgan’s prime rate, (y) the Federal Funds rate plus 0.5% and (z) one-month adjusted LIBOR plus 1.0%, plus in each case the applicable margin for all other loans. The applicable margin for LIBOR loans ranges from 225 to 300 basis points, and the applicable margin for all other loans ranges from 125 to 200 basis points, depending upon our consolidated total leverage ratio as defined in the 2011 Credit Facility. Unused commitment fees on the facility equal 0.50%.
The amended 2011 Credit Facility contains certain financial covenants, which, among other things, limit our annual capital expenditures, restrict our ability to repurchase shares and require us to maintain certain financial ratios. The financial ratios require that:

•	our ratio of consolidated funded indebtedness to total capitalization be no greater than the percentages specified below;

Fiscal Quarter Ending	Ratio
December 31, 2011 through March 31, 2012	50%
June 30, 2012 through September 30, 2012	47.5%
December 31, 2012 and thereafter	45%

•
our senior secured leverage ratio of senior secured funded debt to trailing four quarters of earnings before interest, taxes, depreciation and amortization (as calculated pursuant to the terms of the 2011 Credit Facility, “EBITDA”) be no greater than 2.00 to 1.00;

•	we maintain a collateral coverage ratio, the ratio of the aggregate book value of the collateral to the amount of the total commitments, as of the last day of any fiscal quarter of at least:

Fiscal Quarter Ending	Ratio
December 31, 2011 through June 30, 2012	1.85 to 1.00
September 30, 2012 and thereafter	2.00 to 1.00

•	we maintain a consolidated interest coverage ratio of trailing four quarters EBITDA to interest expense of at least 3.00 to 1.00; and

•	we limit our capital expenditures and investments in foreign subsidiaries to $250.0 million per fiscal year, if the consolidated total leverage ratio exceeds 3.00 to 1.00.
In addition, the amended 2011 Credit Facility contains certain affirmative and negative covenants, including, without limitation, restrictions on (i) liens; (ii) debt, guarantees and other contingent obligations; (iii) mergers and consolidations; (iv) sales, transfers and other dispositions of property or assets; (v) loans, acquisitions, joint ventures and other investments (with acquisitions permitted so long as, after giving pro forma effect thereto, no default or event of default exists under the 2011 Credit Facility, the pro forma consolidated total leverage ratio does not exceed 4.00 to 1.00, we are in compliance with other financial covenants and we have at least $25.0 million of availability under the 2011 Credit Facility); (vi) dividends and other distributions to, and redemptions and repurchases from, equityholders; (vii) making investments, loans or advances; (viii) selling properties; (ix) prepaying, redeeming or repurchasing subordinated (contractually or structurally) debt; (x) engaging in transactions with affiliates; (xi) entering into hedging arrangements; (xii) entering into sale and leaseback transactions; (xiii) granting negative pledges other than to the lenders; (xiv) changes in the nature of business; (xv) amending organizational documents; and (xvi) changes in accounting policies or reporting practices; in each of the foregoing cases, with certain exceptions.
We were in compliance with these covenants at December 31, 2011. We may prepay the amended 2011 Credit Facility in whole or in part at any time without premium or penalty, subject to certain reimbursements to the lenders for breakage and redeployment costs. As of December 31, 2011, we had borrowings of $295.0 million under the revolving credit facility and $64.3 million of letters of credit outstanding, leaving $190.7 million of available borrowing capacity under the amended 2011 Credit Facility. The weighted average interest rate on the outstanding borrowings under the amended 2011 Credit Facility was 2.78% for the year ended December 31, 2011.
Long-Term Debt Principal Repayment and Interest Expense
Presented below is a schedule of the repayment requirements of long-term debt for each of the next five years and thereafter as of December 31, 2011:

Principal Amount of Long-Term Debt
(in thousands)
2012	$—
2013	—
2014	3,573
2015	—
2016	295,000
Thereafter	475,000
Total long-term debt	$773,573

Presented below is a schedule of our estimated minimum lease payments on our capital lease obligations for the next five years and thereafter as of December 31, 2011:

Capital Lease Obligation Minimum Lease Payments
(in thousands)
2012	$1,824
2013	459
2014	—
2015	—
2016	—
Thereafter	—
Total minimum lease payments	2,283
Less: executory costs	(167)
Net minimum lease payments	2,116
Less: amounts representing interest	(20)
Present value of minimum lease payments	$2,096

Interest expense for the years ended December 31, 2011, 2010 and 2009 consisted of the following:

	Year Ended December 31,
	2011	2010	2009
	(in thousands)
Cash payments	$32,204	$39,893	$41,586
Commitment and agency fees paid	1,456	1,151	825
Amortization of discount	—	15	113
Amortization of deferred financing costs	2,150	2,615	2,070
Net change in accrued interest	6,774	1,083	(1,354)
Capitalized interest	(1,735)	(3,517)	(3,999)
Net interest expense	$40,849	$41,240	$39,241

As of December 31, 2011, 2010 and 2009, the weighted average interest rate of our variable rate debt was 2.72%, 1.78% and 3.24%, respectively.
Deferred Financing Costs
A summary of deferred financing costs including cost capitalized, amortized, and written off in the determination of the loss on extinguishment of debt for the years ended December 31, 2011 and 2010 are presented in the table below (in thousands):

Balance at December 31, 2009	$10,421
Amortization	(2,615)
Balance at December 31, 2010	7,806
Capitalized costs	16,485
Amortization	(2,150)
Loss on extinguishment	(7,370)
Balance at December 31, 2011	$14,771